Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 27, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
At the end of fiscal 2013 and 2012, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2013	2012
Land	$77	$138
Buildings and related improvements	1,306	1,512
Machinery and equipment	2,793	3,655
Construction in progress	371	475
Accumulated depreciation	(2,535)	(2,908)
Property, plant and equipment, net	$2,012	$2,872